Stock-Based Compensation (Details) - Schedule of Weighted Average Fair Value of Stock Options Granted - Option [Member] - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Stock-Based Compensation (Details) - Schedule of Weighted Average Fair Value of Stock Options Granted [Line Items]
Fair value of the underlying share (in Dollars per share)		$ 72.88	$ 111.81
Exercise price (in Dollars per share)		$ 102.5	$ 99.22
Risk-free interest rate		2.20%	0.20%
Expected volatility		81.00%	45.00%
Expected life		2 years 4 months 28 days	3 years
Dividend yield		0.00%	0.00%